GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
GOODWILL

NOTE 3 - GOODWILL

Impairment - During 2015 and 2014, Libsyn management performed its annual test of impairment of goodwill by comparing the net carrying value of the intangible asset with the fair value of the reporting units. Based upon the results of this analysis, it was determined that the goodwill was not impaired.

Goodwill - The following is a summary of goodwill:

	For the Years Ended
	December 31, 2015	December 31, 2014

Goodwill at beginning of period	$11,484,251	$11,484,251
Impairment	-	-
Goodwill at end of period	$11,484,251	$11,484,251